Change in Accounting Principle-Stock-Based Compensation (Tables)	12 Months Ended
Feb. 02, 2013
Components of Company's Consolidated Statements of Operations

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated statements of operations (dollar amounts in thousands):

	Year Ended
	January 28, 2012		January 29, 2011
	As Reported	As Revised	As Reported	As Revised
Net revenues	$958,084	$958,084	$772,752	$772,752
Cost of goods sold	601,735	601,735	501,132	501,132

Gross profit	356,349	356,349	271,620	271,620
Selling, general and administrative expense	329,753	329,506	275,859	274,836

Income (loss) from operations	26,596	26,843	(4,239)	(3,216)
Interest expense	(5,134)	(5,134)	(3,150)	(3,150)

Income (loss) before income taxes	21,462	21,709	(7,389)	(6,366)
Income tax expense	1,121	1,121	685	685

Net income (loss)	$20,341	$20,588	$(8,074)	$(7,051)

Shares used in computing basic and diluted net income (loss) per share	468	468	100	100
Basic and diluted net income (loss) per share	$43,464	$43,991	$(80,740)	$(70,510)

Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated balance sheets (in thousands):

	January 28, 2012
	As Reported	As Revised
Stockholders’ equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$—	$—
Additional paid-in capital	293,281	292,011
Accumulated other comprehensive income	1,150	1,150
Accumulated deficit	(43,968)	(42,698)

Total stockholders’ equity	$250,463	$250,463